Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		$ 14,107	$ 14,596
Less accumulated depreciation and amortization		(12,965)	(12,080)
Property and equipment, net	$ 899	1,142	2,516
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		3,106	3,291
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		4,531	4,372
Office furniture
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		1,273	1,320
Office Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		271	283
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		$ 4,926	$ 5,330